Subsequent Events - Additional Information (Detail) - BRL (R$)					1 Months Ended	3 Months Ended
	Apr. 23, 2018	Mar. 31, 2018	Mar. 21, 2018	Oct. 26, 2017	Jan. 05, 2018	Mar. 31, 2018	May 03, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued								1,258,841,654	1,258,841,654	1,258,841,654
Capital increase	R$ 1,000,000,000			R$ 1,000,000,000
New shares authorized	199,910,947			199,910,947
Par value per share	R$ 5.00			R$ 5.00
Proceeds from issuance capital	R$ 1,324,000,000
Capital reserve	R$ 324,000,000							R$ 1,925,000,000	R$ 1,925,000,000	R$ 1,925,000,000
Preference shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued								838,076,946	838,076,946	838,076,946
New shares authorized	133,061,442			133,061,442
Par value per share				R$ 6.57
Common shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued								420,764,708	420,764,708	420,764,708
New shares authorized	66,849,505			66,849,505
Par value per share				R$ 6.57
Chipley [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares to be acquired							100.00%
Renova [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares to be acquired							51.00%
Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Capital increase	R$ 6,294,000,000
Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Capital increase	R$ 7,294,000,000
Promissory Notes [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings					R$ 400,000,000
Debt instrument interest rate					151.00%
Entering into significant commitments or contingent liabilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Financial volume from stock issuance			R$ 111,000,000
Entering into significant commitments or contingent liabilities [member] | Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			13,139,799
Average price per share			R$ 7.30
Share price			R$ 96,000,000
Entering into significant commitments or contingent liabilities [member] | Preference shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			1,815,750
Average price per share			R$ 8.22
Share price			R$ 15,000,000
Entering into significant commitments or contingent liabilities [member] | Ceming GT [Member]
Disclosure of non-adjusting events after reporting period [line items]
Advanced payment for power supply						R$ 71,000,000
Entering into significant commitments or contingent liabilities [member] | Ceming GT [Member] | Interbank deposit certificate CDI rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Advanced discount percentage						155.00%
Entering into significant commitments or contingent liabilities [member] | Two Thousand Eighteen Employee Voluntary Severance Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of type of retirement benefit plan		In March 2018, the Company approved the Programmed Voluntary Retirement Program (‘the 2018 PDVP’). Employees eligible to be part of the program are those will have worked for Cemig for 25 years or more by December 31, 2018. The period for joining the program was April 2 through 30, 2018. The program offers payment of the severance amounts specified by law, including payment for notice period, and especial deposit of the ‘penalty’ amount of 40% of the FGTS (Labour Guarantee Fund) Base Value, and other charges specified by the legislation, with no provision for the payment of any additional amounts.
Description of eligible employees to take part of plan		Employees eligible to be part of the program are those will have worked for Cemig for 25 years or more by December 31, 2018.
Description of benefits to participants		The program offers payment of the severance amounts specified by law, including payment for notice period, and especial deposit of the 'penalty' amount of 40% of the FGTS (Labour Guarantee Fund) Base Value, and other charges specified by the legislation
Percentage of penalty payment on base value of the employee's FGTS fund		40.00%